FINANCIAL INSTRUMENTS - Fair Values (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Floating rate debt	$ 2,130,814	$ 2,089,931
Fixed rate debt	209,700	60,000
Fair Value, Measurements, Recurring
Assets:
Cash and cash equivalents	113,073	174,721
Restricted cash		14,928
Marketable securities	2,435	2,639
Derivative instruments receivable	9,675
Liabilities:
Floating rate debt	2,130,812	2,089,930
Fixed rate debt	206,552	65,348
Derivative instruments payable	5,673	19,261
Fair Value, Measurements, Recurring | Level 1
Assets:
Cash and cash equivalents	113,073	174,721
Restricted cash		14,928
Marketable securities	2,435	2,639
Derivative instruments receivable	9,675
Liabilities:
Floating rate debt	0	0
Fixed rate debt	0	0
Derivative instruments payable	0	0
Fair Value, Measurements, Recurring | Level 2
Assets:
Cash and cash equivalents	0	0
Restricted cash		0
Marketable securities	0	0
Derivative instruments receivable	0
Liabilities:
Floating rate debt	2,130,812	2,089,930
Fixed rate debt	0	6,251
Derivative instruments payable	5,673	19,261
Fair Value, Measurements, Recurring | Level 3
Assets:
Cash and cash equivalents	0	0
Restricted cash		0
Marketable securities	0	0
Derivative instruments receivable	0
Liabilities:
Floating rate debt	0	0
Fixed rate debt	206,552	59,097
Derivative instruments payable	0	0
Collateral Pledged | Fair Value, Measurements, Recurring
Assets:
Marketable securities		5,835
Collateral Pledged | Fair Value, Measurements, Recurring | Level 1
Assets:
Marketable securities		5,835
Collateral Pledged | Fair Value, Measurements, Recurring | Level 2
Assets:
Marketable securities		0
Collateral Pledged | Fair Value, Measurements, Recurring | Level 3
Assets:
Marketable securities		0
Carrying (Reported) Amount, Fair Value Disclosure
Assets:
Cash and cash equivalents	113,073	174,721
Restricted cash	0	14,928
Marketable securities	2,435	2,639
Derivative instruments receivable	9,675	0
Liabilities:
Floating rate debt	2,130,812	2,089,930
Fixed rate debt	209,700	66,251
Derivative instruments payable	5,673	19,261
Carrying (Reported) Amount, Fair Value Disclosure | Collateral Pledged
Assets:
Marketable securities	0	5,835
Estimate of Fair Value, Fair Value Disclosure
Assets:
Cash and cash equivalents	113,073	174,721
Restricted cash	0	14,928
Marketable securities	2,435	2,639
Derivative instruments receivable	9,675	0
Liabilities:
Floating rate debt	2,130,812	2,089,930
Fixed rate debt	206,552	65,348
Derivative instruments payable	5,673	19,261
Estimate of Fair Value, Fair Value Disclosure | Collateral Pledged
Assets:
Marketable securities	$ 0	$ 5,835